THE ADVISORS’ INNER CIRCLE FUND

Cambiar International Equity Fund (the “Fund”)

Supplement dated June 1, 2018

to the

Prospectus and Statement of Additional Information (the “SAI”)

dated March 1, 2018

This supplement provides new and additional information
beyond that contained in the Prospectus and the SAI
and should be read in conjunction with the Prospectus and the SAI.

Effective June 1, 2018, (the “Effective Date”), the investment advisory fee for the Fund is reduced as follows:

Prior Investment Advisory Fee	New Investment Advisory Fee
0.90%	0.90% on the first $5 billion in assets; 0.80% for assets between $5 billion and $10 billion; and 0.70% for assets over $10 billion

Accordingly, as of the Effective Date, the Prospectus and SAI are hereby amended and supplemented as follows:

1.	The table under the heading “Investment Adviser” in the Prospectus is hereby deleted and replaced with the following:

	Cambiar Opportunity Fund	Cambiar International Equity Fund	Cambiar Small Cap Fund	Cambiar Global Ultra Focus Fund	Cambiar SMID Fund	Cambiar Global Equity Fund	Cambiar International Small Cap Fund
Management Fees	0.75%	0.90%[1]	1.00%	1.00%	0.90%	0.90%	1.10%
Expense Limits	0.80%	0.95%	1.05%	1.10%	0.95%	0.95%	1.15%
Advisory Fee Paid During the Fiscal Year Ended April 30, 2017 (after waivers)[2]	0.69%	0.85%	0.96%	0.95%[3]	0.58%	0.16%[3]	None
Advisory Fee Paid During the Fiscal Period from May 1, 2017 to October 31, 2017 (after waivers)[2]	0.69%	0.86%	0.95%	0.91%	0.47%	0.07%[3]	None

1	Effective June 1, 2018, the advisory fee is subject to the following breakpoints on the advisory fee which is calculated daily and paid monthly: 0.90% on the first $5 billion in assets; 0.80% for assets between $5 and $10 billion; and 0.70% for assets greater than $10 billion.
2	Effective August 15, 2017, the Board approved a change in the fiscal year end of the Funds from April 30 to October 31.
3	Amount is for Investor Class Shares only. Institutional Class Shares were not in operation for the fiscal year ended April 30, 2017 and the fiscal period from May 1, 2017 to October 31, 2017.

2.	The first table under the heading “Advisory Fees Paid to the Adviser” in the SAI is hereby deleted and replaced with the following:

Fund	Advisory Fee
Opportunity Fund	0.75%[1]
International Equity Fund	0.90%[2]
Small Cap Fund	1.00%
Global Ultra Focus Fund	1.00%
SMID Fund	0.90%[3]
Global Equity Fund	0.90%
International Small Cap Fund	1.10%

1	Prior to August 28, 2015, the management fee for the Opportunity Fund was 0.90% for the first $2.5 billion of average daily net assets and 0.75% for average daily net assets above $2.5 billion.
2	Effective June 1, 2018, the advisory fee is subject to the following breakpoints on the advisory fee which is calculated daily and paid monthly: 0.90% on the first $5 billion in assets; 0.80% for assets between $5 and $10 billion; and 0.70% for assets greater than $10 billion.
3	Prior to August 28, 2016, the management fee for the SMID Fund was 1.00%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-026-0100